Interest and UF Indexation Revenue and Expenses	12 Months Ended
Dec. 31, 2023
Interest and UF Indexation Revenue and Expenses Disclosure [Abstract]
Interest and UF indexation revenue and expenses
29.	Interest and UF indexation revenue and expenses:

(a)	At the end of the period, the summary is as follows:

	2023			2022			2021
	Interest	UF indexation	Total	Interest	UF indexation	Total	Interest	UF indexation	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Interest revenue	3,211,883	832,782	4,044,665	2,344,384	2,122,497	4,466,881	1,393,233	995,237	2,388,470
Interest expenses	(1,634,708)	(489,165)	(2,123,873)	(1,040,914)	(1,159,838)	(2,200,752)	(276,087)	(538,361)	(814,448)
Total net interest income	1,577,175	343,617	1,920,792	1,303,470	962,659	2,266,129	1,117,146	456,876	1,574,022

(b)	The composition of interest is as follows:

	2023			2022			2021
	Interest	UF indexation	Total	Interest	UF indexation	Total	Interest	UF indexation	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Financial assets at amortized cost
Rights by resale agreements and securities lending	5,984	—	5,984	4,142	—	4,142	1,756	—	1,756
Debt financial instruments	21,605	27,392	48,997	13,992	68,107	82,099	2,784	15,243	18,027
Loans and advances to Banks	169,594	—	169,594	154,727	—	154,727	19,349	—	19,349
Commercial loans	1,490,550	320,755	1,811,305	1,054,785	852,296	1,907,081	630,918	397,720	1,028,638
Residential mortgage loans	371,043	546,216	917,259	323,452	1,340,082	1,663,534	283,941	634,511	918,452
Consumer Loans	793,499	1,850	795,349	615,572	6,986	622,558	442,352	4,256	446,608
Other financial instruments	62,137	2,843	64,980	442	5,238	5,680	—	1,790	1,790
Financial assets at fair value through other comprehensive income
Debt financial instruments	327,081	28,397	355,478	187,073	70,845	257,918	38,943	24,469	63,412
Other financial instruments	1,023	—	1,023	16,930	—	16,930	1,365	—	1,365
Income of accounting hedges of interest rate risk	(30,633)	(94,671)	(125,304)	(26,731)	(221,057)	(247,788)	(28,175)	(82,752)	(110,927)
Total	3,211,883	832,782	4,044,665	2,344,384	2,122,497	4,466,881	1,393,233	995,237	2,388,470

(c)	The composition of interest expenses is as follows:

	2023			2022			2021
	Interest	UF indexation	Total	Interest	UF indexation	Total	Interest	UF indexation	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Financial liabilities at amortized cost
Current accounts and other demand deposits	1,343	16,677	18,020	4,515	40,557	45,072	843	32,292	33,135
Saving accounts and time deposits	1,308,575	96,446	1,405,021	776,658	195,244	971,902	73,961	57,080	131,041
Obligations by repurchase agreements and securities lending	15,183	—	15,183	15,845	—	15,845	940	—	940
Borrowings from financial institutions	64,603	—	64,603	37,414	—	37,414	23,386	—	23,386
Debt financial instruments issued	249,438	329,837	579,275	210,393	803,863	1,014,256	175,531	391,500	567,031
Other financial obligations	—	—	—	—	—	—	12	19	31
Lease liabilities	1,980	—	1,980	1,865	—	1,865	1,978	—	1,978
Financial instruments of regulatory capital issued	34,903	46,205	81,108	31,271	120,174	151,445	29,389	57,470	86,859
Income of accounting hedges of interest rate risk	(41,317)	—	(41,317)	(37,047)	—	(37,047)	(29,953)	—	(29,953)
Total	1,634,708	489,165	2,123,873	1,040,914	1,159,838	2,200,752	276,087	538,361	814,448

(d)	As of December 31, 2023, 2022 and 2021, the Bank uses cross currency and interest rate swaps to hedge its position on changes on the fair value of corporate bonds and commercial loans and cross currency swaps to hedge the risk of variability of obligations flows with foreign banks and bonds issued in foreign currency.

	2023						2022						2021
	Interest		UF indexation		Total		Interest		UF indexation		Total		Interest		UF indexation		Total
	Income	Expense	Income	Expense	Income	Expense	Income	Expense	Income	Expense	Income	Expense	Income	Expense	Income	Expense	Income	Expense
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Gain from fair value accounting hedges	—	—	—	—	—	—	608	—	—	—	608	—	6,075	—	—	—	6,075	—
Loss from fair value accounting hedges	—	—	—	—	—	—	(740)	—	—	—	(740)	—	(5,513)	—	—	—	(5,513)	—
Gain from cash flow accounting hedges	274,897	338,551	2,308	—	277,205	338,551	72,354	112,322	—	—	72,354	112,322	192,590	234,986	—	—	192,590	234,986
Loss from cash flow accounting hedges	(305,530)	(297,234)	(96,979)	—	(402,509)	(297,234)	(98,345)	(75,275)	(221,057)	—	(319,402)	(75,275)	(215,898)	(205,033)	(82,752)	—	(298,650)	(205,033)
Net gain on hedge items	—	—	—	—	—	—	(608)	—	—	—	(608)	—	(5,429)	—	—	—	(5,429)	—
Total	(30,633)	41,317	(94,671)	—	(125,304)	41,317	(26,731)	37,047	(221,057)	—	(247,788)	37,047	(28,175)	29,953	(82,752)	—	(110,927)	29,953